Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 17, 2015	Aug. 24, 2015	Jun. 25, 2015	Jun. 15, 2015	Feb. 05, 2015	Jan. 27, 2015	Sep. 22, 2014	Jun. 02, 2014	May 20, 2014	May 09, 2014
Total convertible debentures	$ 270,000	$ 300,000	$ 671,940
Less: unamortized debt discounts	(192,961)	(241,634)	(287,802)
Convertible debentures	77,039	58,366	384,138
Convertible Debt [Member]
Total convertible debentures	200,000	200,000
Convertible Debt One [Member]
Total convertible debentures	35,000	35,000
Convertible Debt Two [Member]
Total convertible debentures		30,000
Convertible Debt Three [Member]
Total convertible debentures	$ 35,000	35,000	25,000
Less: unamortized debt discounts				$ (2,500)
Convertible Debt Four [Member]
Total convertible debentures			25,890
Convertible Debt Five [Member]
Total convertible debentures			66,000
Less: unamortized debt discounts					$ (6,000)
Convertible Debt Six [Member]
Total convertible debentures			115,500
Less: unamortized debt discounts						$ (25,000)
Convertible Debt Seven [Member]
Total convertible debentures			78,452
Convertible Debt Eight [Member]
Total convertible debentures			16,500
Less: unamortized debt discounts							$ (25,000)
Convertible Debt Nine [Member]
Total convertible debentures			64,000
Convertible Debt Ten [Member]
Total convertible debentures			75,000
Convertible Debt Eleven [Member]
Total convertible debentures			53,750
Less: unamortized debt discounts								$ (2,500)
Convertible Debt Twelve [Member]
Total convertible debentures
Less: unamortized debt discounts									$ (1,750)
Convertible Debt Thirteen [Member]
Total convertible debentures
Convertible Debt Fourteen [Member]
Total convertible debentures
Convertible Debt Fifteen [Member]
Total convertible debentures			21,750
Convertible Debt Sixteen [Member]
Total convertible debentures			38,500
Less: unamortized debt discounts										$ (25,000)
Convertible Debt Seventeen [Member]
Total convertible debentures			45,000
Convertible Debt Eighteen [Member]
Total convertible debentures
Convertible Debt Nineteen [Member]
Total convertible debentures
Convertible Debt Twenty [Member]
Total convertible debentures			11,598
Less: unamortized debt discounts											$ (25,000)
Convertible Debt Twenty One [Member]
Total convertible debentures
Less: unamortized debt discounts												$ (10,000)
Convertible Debt Twenty Two [Member]
Total convertible debentures
Less: unamortized debt discounts													$ (2,500)
Convertible Debt Twenty Three [Member]
Total convertible debentures		35,000	35,000
Convertible Debt Twenty Four [Member]
Total convertible debentures
Convertible Debt Twenty Five [Member]
Total convertible debentures
Convertible Debt Twenty Six [Member]
Total convertible debentures